Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Invested Assets And Net New Money Tables [Line Items]
Disclosure of invested assets and net new money [text block]

Invested assets and net new money
As of or for the year ended
USD bn 31.12.23 31.12.22
1
Fund assets managed by UBS 624 390
Discretionary assets 1,996 1,464
Other invested assets 3,094 2,127
Total invested assets
2
5,714 3,981
of which: double counts 461 340
Net new money
2
80 76
1 Comparative figures have been restated to include net new money and invested assets from associates.

2 Includes double counts.

Development of invested assets

Development of invested assets
USD bn 2023 2022 1
Total invested assets at the beginning of the year
2
3,981 4,614
Net new money 80 76
Market movements
3
428 (596)
Foreign currency translation 91 (74)
Other effects 1,134 (40)
of which: acquisitions / (divestments) 1,180 (19)
of which: Credit Suisse acquisition 1,205 0
Total invested assets at the end of the year
2
5,714 3,981
1 Comparative figures have been restated to include net new money and invested assets from associates.

2 Includes double counts.

3 Includes interest and dividend income.